Schedule of Reportable Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Reportable Transaction [Line Items]
Schedule of Reportable Transactions

BancPlus Corporation

Employee Stock Ownership Plan

with 401(k) Provisions

EIN 64-0655312 PN 001

Schedule H, Line 4j – Schedule of Reportable Transactions

Year Ended December 31, 2025

Current
					Expenses		Value of
					Incurred		Asset on
		Purchase	Selling	Lease	with	Cost of	Transaction	Net Gain or
Identity	Description	Price	Price	Rental	Transaction	Asset	Date	(Loss)
Goldman Sachs	Financial Square Government Fund
	Purchases*	$8,164,258	$—	$—	$—	$8,164,258	$8,164,258	$—
	Sales*	—	13,847,163	—	—	13,847,163	13,847,163	—

* - Denotes series of transactions